Barclays 10D prepared by Black and Callow

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from August 1, 2019 to August 31, 2019

Commission File Number of issuing entity:  333-205943, 333-228394
Central Index Key Number of issuing entity: 0001552111

BARCLAYS DRYROCK ISSUANCE TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-205943-01, 333-228394-02
Central Index Key Number of depositor: 0001551964

BARCLAYS DRYROCK FUNDING LLC

(Exact name of depositor as specified in its charter)

Commission File Number of sponsor:  333-205943-02, 333-228394-01
Central Index Key Number of sponsor: 0001551423

BARCLAYS BANK DELAWARE

(Exact name of sponsor as specified in its charter)

Yasser Rezvi, Phone: (212) 526-5847
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

30-6324196
(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association	19890
Rodney Square North	(Zip Code)
1100 North Market Street
Wilmington, DE
(Address of principal executive offices of issuing entity)

(302) 651-1000
(Telephone number, including area code)

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates as set forth in the distribution reports attached hereto as Exhibit 99 is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The information required by Items 1121(a) and 1121(b) of Regulations AB is contained in the distribution reports attached hereto as Exhibit 99.

With respect to the information required by Item 1121(c) of Regulation AB, Barclays Dryrock Funding LLC (CIK # 0001551964) has no repurchase activity to report for the period from August 1, 2019 to August 31, 2019 for the Barclays Dryrock Issuance Trust. Barclays Dryrock Funding LLC’s most recent Form ABS-15G was filed on February 7, 2019.

With respect to the information required by Item 1121(d) and Item 1121(e) of Regulation AB, Barclays Dryrock Funding LLC has no activity to report for the period from August 1, 2019 to August 31, 2019.

On August 1, 2019, Barclays Dryrock Funding LLC removed accounts having an outstanding total receivables balance of approximately $151 million as of June 30, 2019 from Barclays Dryrock Issuance Trust, in connection with the termination an affinity program. The removal of such accounts and receivables constituted approximately 1.7% of the trust portfolio as of June 30, 2019 and was effected pursuant to Reassignment No. 4 of Receivables in Removed Accounts from Barclays Dryrock Issuance Trust, dated as of August 1, 2019, by and between Barclays Dryrock Funding LLC, Barclays Dryrock Issuance Trust and U.S. Bank National Association, as indenture trustee.

PART II – OTHER INFORMATION

ITEM 3 – Sales of Securities and Use of Proceeds

Issuance and Sale of Series 2019-1 Notes.

On August 15, 2019, Barclays Dryrock Issuance Trust issued $650,000,000 of Series 2019-1 Class A Asset Backed Notes (the “Series 2019-1 Class A Notes”) and $142,683,000 of Series 2019-1 Class B Asset Backed Notes (the “Series 2019-1 Class B Notes” and, together with the Series 2019-1 Class A Notes, the “Series 2019-1 Notes”), as described in a Prospectus dated August 8, 2019. The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2019-1 Notes is incorporated by reference to Barclays Dryrock Issuance Trust’s Current Report on Form 8-K filed on August 19, 2019.

ITEM 10 – Exhibits

Exhibit 99 Monthly Servicers’ Certificate and Monthly Noteholders’ Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:  September 16, 2019

BARCLAYS DRYROCK FUNDING LLC (Depositor) By: /s/ Yasser Rezvi
Name: Yasser Rezvi Title: President and Treasurer